LVIP Vanguard International Equity ETF Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.03%
International Equity Funds–100.03%
Vanguard FTSE All-World ex-US ETF	3,310,418	$248,612,392
Vanguard FTSE Developed Markets ETF	2,649,385	169,772,591
Vanguard FTSE Emerging Markets ETF	2,234,718	120,786,508
Vanguard FTSE European ETF	1,331,840	109,783,571
Vanguard FTSE Pacific ETF	772,589	75,505,123
Vanguard Total International Stock ETF	1,446,751	111,558,969
Total Investment Companies (Cost $575,457,378)		836,019,154

TOTAL INVESTMENTS–100.03% (Cost $575,457,378)	836,019,154
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(215,770)
NET ASSETS APPLICABLE TO 54,446,467 SHARES OUTSTANDING–100.00%	$835,803,384

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
LVIP Vanguard International Equity ETF Fund-1